Marketable Securities: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities Details [Abstract]
Fair value at beginning of year		$ 318,442	$ 723,449
Dispositions, at cost		(12,500)
Realized (gain) loss		4,039
Impairment loss	(162,479)	(178,250)
Increase (decrease) in market value	19,578	(218,296)
Fair value at balance sheet date	$ 175,541	$ 318,442